Summary of Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2020.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets were deemed immaterial as of December 31, 2020.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The provision for income taxes are de minimis for the year ended December 31, 2020

Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. For the three and six months ended June 30, 2021, income tax expense for the period was deemed to be immaterial.

The Company follows the asset and liability method of accounting for income taxes under FASB ASC Topic 740 , “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of June 30, 2021, the Company had deferred tax assets of approximately $928,000 with a full valuation allowance against them. Deferred tax assets were deemed immaterial as of December 31, 2020.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as end of quarter June 30, 2021 and December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as end of quarter June 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Significant Concentrations and Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance coverage limits of $250,000. At December 31, 2020, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on the account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000, and any cash held in the Trust Account. As of June 30, 2021 and December 31, 2020, the Company had not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Recently Adopted Accounting Guidance

Recent Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Recent Accounting Standards

In August 2020, the FASB issued Accounting Standard Update (ASU) No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it also simplifies the diluted earnings per share calculation in certain areas. As permitted by the standard, the Company has elected to early adopt this standard in its first quarter of 2021 with no impact upon adoption.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Benson Hill, Inc
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial reporting and Securities and Exchange Commission regulations. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year ended December 31, 2021. A description of the Company’s significant accounting policies is included in the Company’s audited consolidated financial statements as of and for the year ended December 31, 2020. These unaudited condensed consolidated financial statements should be read in conjunction with the December 31, 2020 audited consolidated financial statements and the notes thereto.

Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and our wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The Company prepares its consolidated financial statements in conformity with GAAP.

Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and an Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in its consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Significant management estimates include those with respect to allowance for doubtful accounts, reserves for inventory obsolescence, the recoverability of long-lived assets, intangibles and goodwill, the estimated value of our warrant liability and the fair value of the Company’s Common Stock.

The fair value of the Company’s Common Stock was determined using valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. The Company granted stock options at exercise prices not less than the fair value of its Common Stock, as determined based on a number of objective and subjective factors, including external market conditions affecting the Company’s industry sector and the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company’s Common Stock at the time, and the likelihood of a public offering or sale of the Company. Significant changes to the key assumptions used in the valuations could result in different fair values of Common Stock and other equity instruments at each valuation date.

Cash and Cash Equivalents			Cash and Cash Equivalents We consider all short-term, highly liquid investments with maturities of 90 days or less at acquisition date to be cash equivalents.
Marketable Securities

Marketable Securities

We classify our investment securities as available-for-sale on the date of purchase. The securities are recorded at their fair value with the unrealized gains and losses, net of tax effect, recorded in other comprehensive income. Realized gains and losses affect income and the prior fair value adjustments are reclassified within stockholders’ deficit. Premiums and discounts are amortized on the straight-line method. Gains and losses on the sale of securities are determined using the specific-identification method.

Accounts Receivable

Accounts Receivable

Accounts receivable represent amounts owed to us from the sale of harvested produce and grain, soybean meal and oil, royalties, and licensing of proprietary technology. The carrying value of our receivables represent estimated net realizable values. We generally do not require collateral and estimate any required allowance for doubtful accounts based on historical collection trends, the age of outstanding receivables, and existing economic conditions. If events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances and the allowance is recorded accordingly.

Past-due receivable balances are written off when the Company’s internal collection efforts have been unsuccessful in collecting the amounts due. The Company had amounts reserved for doubtful accounts at December 31, 2020 and 2019, of $177 and $28, respectively.

Inventories

Inventories

Inventories, primarily comprised of fresh produce, dry beans, seeds, soybean meal, soybean oil, barley, and related packaging materials, are recorded at the lower of cost or net realizable value with cost determined on the first-in, first-out basis. Crops under production include the direct costs of land preparation, seed, planting, growing, and maintenance.

We evaluate inventory balances for obsolescence on a regular basis based on the age of the inventory and our sales forecasts. We also determine the net realizable value of our inventory balances using projected selling prices for our products, market prices for the underlying agricultural markets, the age of products, our anticipated costs, and other factors, and compare those prices with the current weighted average costs of our inventories. If our costs are higher than the projected selling prices, a valuation adjustment is recorded.

Certain seed costs associated with products not yet commercialized are expensed to research and development.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful life of the respective assets. Leasehold improvements are depreciated over the shorter of their useful life or remaining term of the lease.

Expenses for repairs and maintenance are expensed as incurred, and upon retirement or sale, the cost and related accumulated depreciation of the disposed assets are removed from the accounts and any resulting gain or loss is recognized on the consolidated statement of operations and comprehensive loss. Depreciation expense has been calculated using the following estimated useful lives:

Furniture and fixtures	5-7 years
Machinery, field and laboratory equipment	5-7 years
Computer equipment	3-5 years
Vehicles	3-7 years
Buildings and building improvements	5-20 years

Long-lived assets are reviewed for impairment whenever, in management’s judgement, conditions indicate a possible loss. Such impairment tests compare estimated undiscounted cash flows with the carrying value of the asset. If an impairment is indicated, the asset is written down to its fair value. The Company did not record any property or equipment impairments for the year ended December 31, 2020 or 2019.

Leases

Leases

The Company, at the inception of the contract, determines whether a contract is or contains a lease. For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term. Renewal options are not included in the measurement of the right of use assets and lease liabilities unless the Company is reasonably certain to exercise the optional renewal periods. Some leases also include early termination options, which can be exercised under specific conditions. Additionally, certain leases contain incentives, such as construction allowances from landlords. These incentives reduce the right-of-use asset related to the lease.

Some of the Company’s leases contain rent escalations over the lease term. The Company recognizes expense for operating leases on a straight-line basis over the lease term. The Company recognizes interest expense and depreciation expense for finance leases. Depreciation expense for assets held under finance leases is computed using the straight-line method over the lease term or useful life for leases that contain a transfer of title or reasonably certain purchase option.

Our lease agreements contain variable lease payments for increases in rental payment as a result of indexation, common area maintenance, utility, and maintenance charges. The Company has elected the practical expedient to combine lease and non-lease components for all asset categories. Therefore, the lease payments used to measure the lease liability for these leases include fixed minimum rentals along with fixed non lease component charges. The Company does not have significant residual value guarantees or restrictive covenants in the lease portfolio.

Most of the Company’s leases do not provide a readily available implicit interest rate. Therefore, the Company estimates the incremental borrowing discount rate based on information available at lease commencement. The incremental borrowing rate represents an estimate of the market interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of a lease.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill, arising from a business combination as the excess of purchase price and related costs over the fair value of identifiable assets acquired and liabilities assumed is not amortized and is subject to an annual impairment test as of December 1, unless events indicate an interim test is required. In performing this impairment test, management will first qualitatively assess indicators of a reporting unit’s fair value. If after completing the qualitative assessment, management believes it is likely that a reporting unit is impaired, a discounted cash flow analysis is prepared to estimate the fair value of the reporting unit.

Critical estimates in the determination of the fair value of each reporting unit include, but are not limited to, future expected cash flows based on estimates of future sales volumes, sales prices, production costs, and discount rates. These estimates generally constitute unobservable Level 3 inputs under the fair value hierarchy. An adjustment to goodwill will be recorded for any goodwill that is determined to be impaired.

Impairment of goodwill is measured as the excess of the carrying amount of goodwill over the fair value of the reporting unit. During the year ended December 31, 2020, the Company evaluated goodwill for impairment using a qualitative assessment for one reporting unit and using a quantitative assessment for two reporting units resulting in a goodwill impairment charge of $4,832. During the years ended December 31, 2019 and 2018, the Company evaluated goodwill for impairment using a qualitative assessment for all reporting units concluding it was not more likely than not that goodwill was impaired.

Intangible assets consist primarily of customer relationships, trade names, employment agreements, technology licenses, and in-process research and development (IPRD). Intangible assets are valued based on the income approach which utilizes discounted cash flows. These estimates generally constitute Level 3 inputs under the fair value hierarchy.

IPRD, consisting of seed germplasm, is considered an indefinite-lived intangible asset until the abandonment or completion of the associated research and development efforts. If abandoned, or our projections regarding the costs to complete the research and future revenues and cash flows require adverse revisions, the assets would be impaired. If the activities are completed, a determination is made regarding the useful lives of such assets and methods of amortization. During the year ended December 31, 2020 and 2019, no IPRD assets were abandoned or completed, and we did not otherwise identify factors of impairment of these assets.

Similar to goodwill, indefinite lived intangible assets are subject to an annual impairment test as of December 1, unless events indicate an interim test is required. During the year ended December 31, 2020 and 2019, the Company evaluated IPRD for impairment using a qualitative assessment and concluded it was not more likely than not that impairment existed.

In conjunction with business acquisitions, we obtain trade names, enter into employment agreements, and gain access to the distribution channels and customer relationships of the acquired companies. Trade names are amortized over their estimated useful life, which is generally ten years. Employment agreements are being amortized over the contractual period, which is two years. Customer relationships are expected to provide economic benefits to the Company over the amortization period of 15 years and are amortized on a straight-line basis. The amortization period of customer relationships represents management’s best estimate of the expected usage or consumption of the economic benefits of the acquired assets, which is based on our historical experience of customer attrition rates.

Definite lived intangible assets are reviewed for impairment, at the asset group level, whenever, in management’s judgement, impairment indicators are present. At a minimum, we assess all definite lived intangible assets annually for indicators of impairment. When indicators of impairment are presents, such an assessment involves estimating undiscounted cash flows over the remaining useful life of the intangible. If the review indicates that undiscounted cash flows are less than the carrying value of the intangible asset, the asset group is written down to fair value, and any impairment is assigned to the assets in the asset group in accordance with the applicable guidance, and a corresponding impairment is recognized in the consolidated statement of operations and comprehensive loss. The Company did not record any definite lived intangible asset impairments for the year ended December 31, 2020, 2019 or 2018.

Debt Issuance Costs

Debt Issuance Costs

The Company capitalizes costs incurred in connection with new borrowings, the establishment or enhancement of credit facilities and the issuance of debt securities. These costs are amortized as an adjustment to interest expense over the life of the borrowing or term of the credit facility using the effective interest method. Debt issuance costs related to a recognized liability are presented in the balance sheet as a direct reduction from the carrying amount of that liability. The unamortized balance of deferred financing costs shown as a reduction from the carrying amount of the liability was $553 and $204 at December 31, 2020 and 2019, respectively. Amortization of debt issuance costs was $228, $18 and $0 for the years ended December 31, 2020, 2019 and 2018, respectively.

Preferred Stock Warrant Liability

Preferred Stock Warrant Liability

The Company presents its preferred stock warrants in the consolidated balance sheets at their estimated fair value. The warrants are exercisable at any time by the holders for cash at a purchase price per share equal to the lowest price per share at which we have sold shares of a specific series of our preferred stock or a number of shares of equivalent value as determined by a specified calculation.

The liability associated with these warrants are subject to remeasurement at each balance sheet date until the earlier of the expiration, exercise, or conversion of the convertible preferred stock warrants into preferred or common shares, with changes in fair value recorded as interest expense (income), net in the consolidated statements of operations.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

The Series A, B, C, C-1, and D redeemable convertible preferred stock, referred collectively as Preferred Stock, have been classified as temporary equity in the consolidated balance sheets due to the contingent redeemable nature of these securities upon a Deemed Liquidation Event as defined by the shareholder agreements.

A Deemed Liquidation Event is generally defined as a merger, or consolidation in which the Company is a party, or a subsidiary of the Company is a party where the Company issues shares of its capital stock, resulting in a loss of control by the current stockholders; a sale or other disposition of substantially all assets of the Company; a sale or exclusive license of substantially all of the Company’s intellectual property; or one or a series of related transactions resulting in a person or group of affiliated persons holding a majority of outstanding voting stock other than transactions approved by the requisite percentage of the holders of Preferred Stock. Triggering events that could result in a Deemed Liquidation Event are not solely within the control of the Company.

Additionally, the Company is obligated to redeem all Preferred Stock upon the occurrence of such Deemed Liquidation Events if the majority, by voting power, of all holders of Preferred Stock and two-thirds of the holders of Series D Preferred Stock request such redemption. The redemption price shall be equal to the liquidation preferences.

The Preferred Stock is not currently redeemable or probable of redemption as of December 31, 2020 and, therefore, is not being accreted to its liquidation preference as the redemption depends on a Deemed Liquidation Event that is not probable of occurrence. The Company continues to monitor circumstances that may cause the Preferred Stock to become probable of becoming redeemable and adjustments to the carrying amounts to accrete to the Preferred Stock redemption values will be made only when the shares become probable of becoming redeemable.

The Company accounts for potentially beneficial conversion features under ASC Topic 470-20, Debt with Conversion and Other Options. As such, the Company assesses whether beneficial conversion features exist for the optional conversion rights that do not require bifurcation as derivatives. If the conversion option is in-the-money as of the commitment date, the Preferred Stock contains a beneficial conversion feature. The beneficial conversion feature is recognized as a deemed dividend against the carrying amount of the Preferred Stock. No beneficial conversion element existed at or subsequent to the respective issuance dates of our Preferred Stock. The Company continues to monitor for the issuance of additional shares below the conversion price, which could result in a contingent beneficial conversion feature.

Fair Value

Fair Value

Assets and liabilities recorded at fair value on a recurring basis on the balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows

Level 1 — Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy during the periods presented.

Revenue Recognition

Revenue Recognition

The policies described below represent the Company’s policies under ASC 605 and ASC 606 as there were not material changes to the Company’s policies as a result of the adoption with the exception of any changes explicitly outlined.

Product Sales

We recognize revenue on a gross basis for product sales, consisting primarily of harvested produce, processed yellow pea, barley, soybeans, and soybean meal and oil, at the point in time when obligations under the terms of a contract with the customer are satisfied. This generally occurs at the time of transfer of control of the product. In reaching this conclusion, the Company considers several control indicators of the timing of the transfer of control, including significant risks and rewards of ownership, physical possession, and the Company’s right to receive payment. Shipping and handling costs related to contracts with customers for product sales are accounted for as a fulfillment activity and not as a separate performance obligation to customers.

In addition to selling our own farmed produce, we enter into consignment arrangements with produce growers and packers located outside of the U.S. and growers of certain perishable products in the U.S. Within these arrangements, the Company is acting as an agent and earns a stated commission and as such revenue is reported on a net basis representing the commissions earned in the Company’s consolidated statement of operations. For certain of these transactions, the Company is responsible for shipping and handling activities. When that is the case, revenue is recognized for those services as performed.

Sales, use, value-added, and other excise taxes are excluded from the measurement of the transaction price. We generally do not allow a right of return.

Software as a Service (“SAAS”)

We enter into contractual arrangements, which provide access to our proprietary platform CropOSTM. CropOSTM is designed to facilitate the accessibility and actionability of certain data, machine learning and AI techniques to enable predictive breeding.

Customers have access to this data and functionality, but not access to any of Benson Hill’s propriety patents or other intellectual property (IP). Customers typically pay for this service with an annual subscription and the Company recognizes revenue under SAAS contracts on a straight-line basis over the term of the arrangement.

Research Licenses

We enter into contractual arrangements, which provide customers the right to use our proprietary IP and/or patents under a research license for a specific period of time. Customers receive all IP and “know how” at the start of the contract and may perform all desired research to incorporate Benson Hill’s IP into potential new strains and breeds of germplasm. Contracts provide for up-front payments as well as milestone payments and royalties based on commercial sales involving the licensed technology at some point in the future when, and if, commercialization occurs. These contracts are considered functional licenses and revenue is recorded at the inception of the contract for the amount the customer is contractually obligated to pay and for which collectability is probable.

For the year ended December 31, 2020, 2019 and 2018, commercialization had not occurred nor was probable and therefore no revenue was recognized for these milestones.

For the year ended December 31, 2020 under ASC 606 we recognized $114,113 of revenue as of a point in time and $235 over time.

The Company’s disaggregated revenue is fully disclosed as revenues by reporting segment (See Note 22 — Segment Information for additional information).

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist of costs incurred in the discovery, development, and testing of our products. These expenses consist primarily of employee salaries and benefits, fees paid to subcontracted research providers, costs associated with field trials, chemicals and supplies, and other external expenses. Third-party research and development expenses are expensed when the contracted work has been performed or as milestone results are achieved. Reimbursements of research and development costs from governmental or other third-party grants are recognized as a reduction of research and development expense. For the years ended December 31, 2020, 2019 and 2018, the Company received grant reimbursement of $1,016, $1,142 and $0, respectively.

Patents

Patents

We expense patent costs, including related legal costs, as incurred. Costs to maintain, in-license, and defend patents are recorded as selling, general and administrative expenses on the statements of operations and comprehensive loss. Costs to write and support the research for filing patents are recorded as research and development expenses on the statements of operations and comprehensive loss.

Stock-Based Compensation

Stock-Based Compensation

We measure all stock options granted to employees and directors based on the fair value on the date of the grant and recognize compensation expenses of those awards over the requisite service period, which is generally the vesting period of the respective awards.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option- pricing model. We are a private company and lack company-specific historical and implied volatility information; therefore, we estimate our expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expect to continue to do so until such time as we have adequate historical data regarding the volatility of our own traded stock price.

The expected term of our stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options.

The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award from a time period approximately equal to the expected term of the award. Expected dividend yield is zero based on the fact that we have never paid cash dividends and do not expect to pay any cash dividends in the foreseeable future.

We classify share-based compensation expense on our consolidated statement of operations and comprehensive loss as research and development and selling, general and administrative expenses as this is consistent with the manner in which the award recipient’s payroll costs are classified.

Income Taxes

Income Taxes

Income taxes are accounted for using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial statement basis and tax basis of assets and liabilities and net operating loss and credit carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is more likely than not that some portion of the deferred tax assets will not be realized.

When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that some or all of the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances. The Company’s policy is to recognize interest and penalties on uncertain tax positions as income tax expense.

Forward Purchase Contracts

Forward Purchase Contracts

We enter into seed and grain production agreements (Forward Purchase Contracts) with seed producers and growers. The seed and grower contracts often require us to pay prices for the seed and grain produced at commodity futures market prices plus a premium. The grower has the option to fix their price with us throughout the term of the agreement. The grower contracts allow for delivery of grain to us at harvest if so specified when the agreement is executed, otherwise delivery occurs on a date that we elect through a specified date of the following year.

We designate all Forward Purchase Contracts as normal purchases and as a result are exempt from derivative accounting.

Significant Concentrations and Credit Risk

Significant Concentrations and Credit Risk

Financial instruments that potentially expose us to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, accounts receivable, and Forward Purchase Contracts.

We have cash and cash equivalents and marketable securities at accredited financial institutions and, at times, maintain balances in excess of insured limits but believe such credit risk is minimal. Concentrations of credit risk associated with unsecured accounts receivable may vary between years because of the nature of our business.

Our customers primarily consist of businesses operating in the agriculture industry, including retailers that sell our produce, consumer package goods manufacturers that incorporate our ingredients, and institutions that license our cloud-based genomic platform. For the year ended December 31, 2020, one customer generated greater than 10% of consolidated revenue for a total of $15,270. For the year ended December 31, 2019, four customers each generated greater than 10% of consolidated revenue for a total of $38,151. For the year ended December 31, 2018, two customers each generated greater than 10% of consolidated revenue for a total of $3,000.

Foreign Currency Translation

Foreign Currency Translation

The financial statements for our ex-U.S. operations, primarily comprising licensing arrangements and research and development activities in Brazil and Canada, respectively, are translated to U.S. dollars at current exchange rates. For assets and liabilities, the fiscal year-end rate is used. For revenues, expenses, gains, and losses, an approximation of the average rate for the period is used. Unrealized currency adjustments in the consolidated financial statements are accumulated in equity as a component of accumulated other comprehensive loss. Gains and losses resulting from foreign currency transactions are separately reflected on the consolidated statement of comprehensive loss.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

In December 2019, the FASB issued ASU 2019-12, Income Taxes (“ASU 2019-12”). ASU 2019-12 eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for public companies for fiscal years beginning after December 15, 2020, and interim periods therein with early adoption permitted. The Company adopted this ASU in the first quarter of 2021 with no impact to the Company’s financial statements.

Recently Adopted Accounting Guidance

Effective January 1, 2020, the Company adopted the new guidance of ASC 606, Revenue from Contracts with Customers (Topic 606) for all contracts that had not been completed as of the adoption date (the modified retrospective approach). Topic 606 requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The new guidance requires the Company to apply the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

Comparative balance sheet and statement of earnings information has not been restated and continues to be reported under the guidance of ASC 605, Revenue Recognition (Topic 605), that was in effect as of December 31, 2019 and in the years ended December 31, 2019 and 2018. The cumulative effect of initially applying the guidance as an adjustment to the opening accumulated deficit balance at January 1, 2020 was a reduction of $519. The adjustment was primarily the result of the timing of revenue recognition under our research license contracts.

The Company elected the following practical expedients upon its adoption of Topic 606: (1) Shipping and handling costs related to contracts with customers for sale of goods are accounted for as a fulfillment activity and are included in cost of sales. Accordingly, amounts billed to customers for such costs are included as a component of revenues; (2) The Company has elected to exclude from the measurement of transaction price all taxes assessed by a governmental authority that are both imposed on, and concurrent with, a specific revenue-producing transaction and collected by the Company from a customer for sales taxes.

Effective January 1, 2020, the Company adopted ASC 842, Leases (Topic 842), which requires lessees to recognize assets and liabilities for all leases. The Company adopted Topic 842 using the modified retrospective transition method with the cumulative effect of the adoption being recorded in the earliest comparative reporting period presented. In addition, the Company elected to apply the package of practical expedients that allows entities to forgo reassessing at the transition date: (1) whether any expired or existing contracts are or contain leases; (2) lease classification for any expired or existing leases; and (3) whether unamortized initial direct costs for existing leases meet the definition of initial direct costs under the new guidance.

The Company did not elect the hindsight practical expedient. The Company also elected to use the practical expedient that allows the combination of lease and non-lease contract components in all of its underlying asset categories.

Upon the adoption of this guidance, the Company recognized operating right-of-use assets and operating lease liabilities of $405 in the consolidated balance sheet as of the date of earliest application. The adoption of this new guidance had no impact on opening retained earnings. The adoption of this new guidance did not have a material impact on the Company’s results of operations, cash flows, liquidity or the Company’s covenant compliance under its existing credit agreement.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (ASU 2017- 04). ASU 2017-04 simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation.

The Company adopted ASU 2017-04 on January 1, 2020 with no impact to its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (ASU 2018-13). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosures for fair value measurements by requiring public entities to disclose certain new information while modifying some existing disclosure requirements. The FASB issued ASU 2018-13 as part of its broader disclosure framework project, which aims to improve the effectiveness of disclosures in the notes to the financial statements by focusing on requirements that clearly communicate the most important information to users of the financial statements. The Company adopted ASU 2018-13 on January 1, 2020 with no impact to its consolidated financial statements.

Recently Issued Accounting Guidance Not Yet Effective

Recently Issued Accounting Guidance Not Yet Effective

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (“ASU 2016-13”), which requires measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for interim and annual reporting periods beginning after December 15, 2022, and earlier adoption is permitted. We are currently evaluating the impact of the pending adoption of ASU 2016-13 on our condensed consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (“ASU 2020-04”). ASU 2020-04 provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. ASU 2020-04 applies only to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. We are currently evaluating our contracts and the optional expedients provided by the new standard.

In August 2020, the FASB issued ASU 2020-06, Debt (“ASU 2020-06”). ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under ASC 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. ASU 2020-06 is effective for public business entities that meet the definition of a Securities and Exchange Commission (“SEC”) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact ASU 2020-06 will have on its condensed consolidated financial statements.

Recently Issued Accounting Guidance Not Yet Effective

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (ASU 2016-13), which requires measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, and earlier adoption is permitted. We are currently evaluating the impact of the pending adoption of ASU 2016-13 on our consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (ASU 2020-04). ASU 2020-04 provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. ASU 2020-04 applies only to contracts and hedging relationships that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. We are currently evaluating our contracts and the optional expedients provided by the new standard.

In August 2020, the FASB issued ASU 2020-06, Debt (ASU 2020-06). ASU 2020-06 reduces the number of accounting models for convertible debt instruments and convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under ASC 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract.

ASU 2020-06 is effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after

December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact ASU 2020-06 will have on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (ASU 2019-12). ASU 2019-12 eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for public companies for fiscal years beginning after December 15, 2020, and interim periods therein with early adoption permitted. The Company is reviewing the provisions of the standard but does not expect a significant impact to the Company’s financial statements.